Note 10 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2019	35,117	9.61
Granted	24,710	8.13
Vested	(22,572)	9.62
Non-vested on December 31, 2019	37,255	8.81

Non-vested on January 1, 2020	37,255	8.81
Granted	44,900	4.30
Vested	(24,096)	9.11
Forfeited	(1,314)	9.36
Non-vested on December 31, 2020	56,745	5.10

Non-vested on January 1, 2021	56,745	5.10
Granted	49,650	20.81
Vested	(34,295)	5.62
Non-vested on December 31, 2021	72,100	15.67